FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Classification by category of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized cost
The accounting balances of financial assets and liabilities
Financial assets, at fair value	R$ 21,126,404	R$ 26,388,667
Financial liabilities, at fair value	50,491,870	53,687,417
Loans and financing
The accounting balances of financial assets and liabilities
Financial assets, at fair value	5,843,527	10,924,899
Financial liabilities, at fair value	44,015,645	47,002,033
Reimbursement obligations
The accounting balances of financial assets and liabilities
Financial assets, at fair value	6,396,234	5,588,131
Financial liabilities, at fair value	859,003	1,640,767
Suppliers
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	4,048,087	3,920,607
Leases
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	903,484	1,053,194
Concessions payable UBP
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	87,025	70,816
Fair value through profit or loss
The accounting balances of financial assets and liabilities
Financial assets, at fair value	19,268,020	16,371,727
Financial liabilities, at fair value		10,014
Financial assets - Generation
The accounting balances of financial assets and liabilities
Financial assets, at fair value	2,172,162	2,096,717
Financial Assets - Itaipu
The accounting balances of financial assets and liabilities
Financial assets, at fair value	428,865	455,820
Financial liabilities, at fair value	578,626
Customers
The accounting balances of financial assets and liabilities
Financial assets, at fair value	6,088,056	7,033,556
Marketable Securities
The accounting balances of financial assets and liabilities
Financial assets, at fair value	4,901	2,937
Marketable Securities | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value	15,868,952	13,990,357
Decommissioning Fund | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value	2,055,713	1,753,827
Cash and cash equivalents
The accounting balances of financial assets and liabilities
Financial assets, at fair value	192,659	286,607
Investments (Interests) | Level 1
The accounting balances of financial assets and liabilities
Financial assets, at fair value	1,878,609	2,093,279
Derivative financial instruments | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value	1,343,355	627,543
Financial liabilities, at fair value		10,014
Fair value through other comprehensive income
The accounting balances of financial assets and liabilities
Financial assets, at fair value	R$ 1,878,609	R$ 2,093,279